Document And Entity Information	Oct. 19, 2026
Document Information [Line Items]
Entity, Registrant Name	USIO, INC.
Document, Type	8-K
Document, Period End Date	Oct. 19, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-30152
Entity, Tax Identification Number	98-0190072
Entity, Address, Address Line One	3611 Paesanos Parkway, Suite 300
Entity, Address, City or Town	San Antonio
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78231
City Area Code	210
Local Phone Number	249-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	USIO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001088034